Segment reporting	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Segment reporting
37.	Segment reporting

The Company primarily operates in the Automotive segment. The Automotive segment includes all activities relating to development, design, manufacture, assembly and sale of vehicles including financing thereof, as well as sale of related parts and accessories. The Company provides financing for vehicles sold by dealers in India. The vehicle financing is intended to drive sale of vehicles by providing financing to the dealers’ customers and as such is an integral part of automotive business. The financing activity is assessed as an integral part of the overall automotive business. The operating results of the financing activity does not include all of the interest or cost of funds employed for the purposes of financing, and therefore the operating results of this activity is not used to make decisions about resources to be allocated or to assess performance.

The Company’s products mainly include Tata and other brand vehicles and Jaguar and Land Rover vehicles.

As at March 31, 2018, the automotive segment is bifurcated into the following two reportable segments:

Tata and other brand vehicles, including financing thereof and Jaguar Land Rover.

The Company’s other segment comprises primarily activities relating to information technology or IT services, machine tools and factory automation solutions.

The segment information presented is in accordance with the accounting policies adopted for preparing the consolidated financial statements of the Company. Segment revenues, expenses and results include inter-segment transfers. Such transfers are undertaken either at competitive market prices charged to unaffiliated customers for similar goods or at contracted rates. These transfers are eliminated on consolidation.

	For the year ended/as at March 31, 2018
	Automotive and related activity
	Tata and other brand vehicles including financing thereof *		Jaguar Land Rover		Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	(In millions)
Revenues:
External revenue	Rs.	649,894.1	Rs.	2,214,492.3	Rs.	—	Rs.	2,864,386.4	Rs.	18,564.7	Rs.	—	Rs.	2,882,951.1	US$	44,233.9
Inter-segment/intra-segment revenue		77.9		—		—		77.9		12,770.0		(12,847.9)		—		—

Total revenues	Rs.	649,972.0	Rs.	2,214,492.3	Rs.	—	Rs.	2,864,464.3	Rs.	31,334.7	Rs.	(12,847.9)	Rs.	2,882,951.1	US$	44,233.9

Earnings before other income, interest and tax(a)		19,692.8		84,952.3		—		104,645.1		3,045.8		(1,456.3)		106,234.6		1,629.9
Share of profit/(loss) of equity accounted investees (net)		301.8		21,389.2		—		21,691.0		1,091.6		—		22,782.6		349.6
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)														(29,148.6)		(447.2)
Other income/(loss) (net)														47,873.3		734.5
Foreign exchange gain/(loss) (net)														(2,758.8)		(42.3)
Interest income														7,122.4		109.3
Interest expense (net)														(46,365.0)		(711.4)
Income tax expense														(38,058.5)		(583.9)

Net Income													Rs.	67,682.0	US$	1,038.5

Depreciation and amortization	Rs.	31,426.2	Rs.	177,830.8	Rs.	—	Rs.	209,257.0	Rs.	561.2	Rs.	—	Rs.	209,818.2	US$	3,219.3
Capital expenditure		34,030.9		380,417.9		—		414,448.8		841.6		(187.8)		415,102.6		6,369.0

Segment assets	Rs.	683,474.6	Rs.	1,968,420.4	Rs.	(6.0)	Rs.	2,651,889.0	Rs.	3,303.8	Rs.	(12,031.4)	Rs.	2,643,161.4	US$	40,554.8
Assets classified as held for sale		2,233.3		—		—		2,233.3		27,569.1		(3,950.5)		25,851.9		396.7
Investment in equity accounted investees		3,071.7		45,023.9		—		48,095.6		5,758.8		—		53,854.4		826.3
Reconciliation to total assets:
Investments														154,214.0		2,366.2
Current and non-current income tax assets														11,086.4		170.1
Deferred income taxes														41,064.6		630.1
Other unallocated financial assets[1]														306,706.5		4,705.9

Total assets													Rs.	3,235,937.2	US$	49,650.1

Segment liabilities	Rs.	201,185.8	Rs.	1,048,546.1	Rs.	(7.1)	Rs.	1,249,724.8	Rs.	840.2	Rs.	(3,152.2)	Rs.	1,247,412.8	US$	19,139.4
Liabilities classified as held for sale		—		—		—		—		10,701.8		—		10,701.8		164.2
Reconciliation to total liabilities:
Borrowings														888,706.8		13,635.7
Current income tax liabilities														15,590.7		239.2
Deferred income taxes														61,257.8		939.9
Other unallocated financial liabilities[2]														98,320.0		1,508.5

Total liabilities													Rs.	2,321,989.9	US$	35,626.9

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
(a)	Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/as at March 31, 2017
	Automotive and related activity
	Tata and other brand vehicles including financing thereof *		Jaguar Land Rover			Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	(In millions)
Revenues:
External revenue	Rs.	518,398.3	Rs.	2,120,676.6		Rs.	—	Rs.	2,639,074.9	Rs.	17,420.2	Rs.	—	Rs.	2,656,495.1
Inter-segment/intra-segment revenue		33.1		—			(46.7)		(13.6)		13,734.0		(13,720.4)		—

Total revenues	Rs.	518,431.4	Rs.	2,120,676.6		Rs.	(46.7)	Rs.	2,639,061.3	Rs.	31,154.2	Rs.	(13,720.4)	Rs.	2,656,495.1

Earnings before other income, interest and tax(a)		(17,909.0)		120,866.8	**		—		102,957.8		3,797.7		(1,942.8)		104,812.7
Share of profit/(loss) of equity accounted investees		252.1		13,843.7			—		14,095.8		834.2		—		14,930.0
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)															(11,418.6)
Other income/(loss) (net)															39,590.1
Foreign exchange gain/(loss) (net)															(13,284.8)
Interest income															5,640.7
Interest expense (net)															(42,365.7)
Income tax expense															(35,670.0)

Net Income														Rs.	62,234.4

Depreciation and amortization	Rs.	36,676.3	Rs.	144,472.0		Rs.	—	Rs.	181,148.3	Rs.	1,257.1	Rs.	—	Rs.	182,405.4
Capital expenditure		40,056.9		269,658.7			—		309,715.6		3,652.3		(1,740.6)		311,627.3

Segment assets	Rs.	598,266.7	Rs.	1,526,362.8		Rs.	—	Rs.	2,124,629.5	Rs.	22,051.3	Rs.	(10,237.2)	Rs.	2,136,443.6
Investment in equity accounted investees		3,773.1		38,357.2			—		42,130.3		3,929.8		—		46,060.1
Reconciliation to total assets:
Investments															157,279.7
Current and non-current income tax assets															11,954.9
Deferred income taxes															44,221.7
Other unallocated financial assets[1]															270,686.0

Total assets														Rs.	2,666,646.0

Segment liabilities	Rs.	173,195.2	Rs.	872,507.1		Rs.	—	Rs.	1,045,702.3	Rs.	7,477.5	Rs.	(2,504.4)	Rs.	1,050,675.4
Reconciliation to total liabilities:
Borrowings															785,171.2
Current income tax liabilities															13,925.8
Deferred income taxes															11,806.4
Other unallocated financial liabilities[2]															266,225.0

Total liabilities														Rs.	2,127,803.8

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	includes reversal of provision for loss of inventories and insurance recoveries on account of loss of inventories Rs.13,301.0 million
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
(a)	Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended March 31, 2016
	Automotive and related activity
	Tata and other brand vehicles including financing thereof *		Jaguar Land Rover			Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	(In millions)
Revenues:
External revenue #	Rs.	490,273.9	Rs.	2,200,750.0		Rs.	—	Rs.	2,691,023.9	Rs.	14,088.7	Rs.	—	Rs.	2,705,112.6
Inter-segment/intra-segment revenue		69.8		—			(75.7)		(5.9)		15,027.0		(15,021.1)		—

Total revenues	Rs.	490,343.7	Rs.	2,200,750.0		Rs.	(75.7)	Rs.	2,691,018.0	Rs.	29,115.7	Rs.	(15,021.1)	Rs.	2,705,112.6

Earnings before other income, interest and tax #(a)		9,432.5		163,882.6	**		—		173,315.1		4,212.2		(738.7)		176,788.6
Share of profit/(loss) of equity accounted investees (net)		206.7		5,987.1			—		6,193.8		(419.1)		—		5,774.7
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)															(9,477.4)
Other income /(loss) (net)															12,613.0
Foreign exchange gain/(loss) (net) #															(20,588.0)
Interest income															7,186.6
Interest expense (net)															(47,912.6)
Income tax expense															(27,512.7)

Net Income														Rs.	96,872.2

Depreciation and amortization	Rs.	27,796.5	Rs.	139,597.6		Rs.	—	Rs.	167,394.1	Rs.	680.8	Rs.	—	Rs.	168,074.9
Capital expenditure		39,064.7		266,777.2			—		305,841.9		1,243.1		(851.8)		306,233.2

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Includes provision for loss of inventory ( net of insurance recoveries) of Rs. 16,383.9 million
#	External Revenues and Earnings before other Income, interest and tax have been retrospectively adjusted for the change in presentation of foreign currency (gain) / loss reclassified from hedging reserve to Income statement as described in Note 2(u).
(a)	Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

Entity-wide disclosures

Information concerning principal geographic areas is as follows:

Net sales to external customers by geographic area by location of customers:

	Year ended March 31,
	2018		2018		2017		2016*
	(In millions)
India	US$	8,874.5	Rs.	578,403.3	Rs.	422,499.1	Rs.	411,399.2
United States of America		6,887.3		448,881.5		413,469.9		431,592.2
United Kingdom		6,428.4		418,970.3		486,091.5		448,389.3
Rest of Europe		7,215.8		470,288.0		469,926.9		415,022.1
China		7,390.5		481,675.0		410,721.9		485,384.3
Rest of the World		7,437.4		484,733.0		453,785.8		513,325.5

Total revenues	US$	44,233.9	Rs.	2,882,951.1	Rs.	2,656,495.1	Rs.	2,705,112.6

Non-current assets (Property, plant and equipment, Intangible assets, other non-current assets and Goodwill) by geographic area:

	As at March 31,
	2018		2018		2017
	(In millions)
India	US$	3,446.4	Rs.	224,623.2	Rs.	239,755.9
United States of America		45.9		2,990.0		2,518.4
United Kingdom		18,594.9		1,211,921.5		947,375.3
Rest of Europe		1,111.2		72,420.6		12,089.9
China		25.5		1,661.1		910.4
Rest of the World		413.9		26,977.3		30,057.5

Total	US$	23,637.8	Rs.	1,540,593.7	Rs.	1,232,707.4

Information about product revenues:

	Year ended March 31,
	2018		2018		2017		2016*
	(In millions)
Tata and Fiat vehicles	US$	8,829.8	Rs.	575,483.5	Rs.	436,306.2	Rs.	420,212.8
Tata Daewoo commercial vehicles		742.2		48,370.3		57,773.8		47,742.3
Finance revenues		399.5		26,040.3		24,318.3		22,318.8
Jaguar Land Rover vehicles		33,977.6		2,214,492.3		2,120,676.6		2,200,750.0
Others		284.8		18,564.7		17,420.2		14,088.7

Total revenues	US$	44,233.9	Rs.	2,882,951.1	Rs.	2,656,495.1	Rs.	2,705,112.6

*	External Revenues have been retrospectively adjusted for the change in presentation of foreign currency (gain) / loss reclassified from hedging reserve to Income statement as described in Note 2(u)